UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah L. Rojas
Title:     Chief Compliance Officer
Phone:     (518) 391-4270

Signature, Place, and Date of Signing:

       /s/ Deborah L. Rojas     Albany, NY     October 05, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-Formerly                   Curran Investment Management

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $126,975 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     8742   180025 SH       SOLE                   178760              1265
ADOBE SYS INC                  COM              00724F101     2352    62785 SH       SOLE                    62665               120
ALCON INC                      COM SHS          H01301102      590     5150 SH       SOLE                                       5150
AMERICAN EXPRESS CO            COM              025816109     2243    40000 SH       SOLE                                      40000
APOLLO GROUP INC               CL A             037604105      581    11795 SH       SOLE                    11795
AUTOMATIC DATA PROCESSING IN   COM              053015103      315     6660 SH       SOLE                                       6660
BECTON DICKINSON & CO          COM              075887109     1681    23785 SH       SOLE                    23785
BED BATH & BEYOND INC          COM              075896100     7293   190606 SH       SOLE                   189346              1260
BIOMET INC                     COM              090613100     2307    71655 SH       SOLE                    71085               570
CAPITAL ONE FINL CORP          COM              14040H105      920    11690 SH       SOLE                    11485               205
CISCO SYS INC                  COM              17275R102    10492   456553 SH       SOLE                   422193             34360
CITIGROUP INC                  COM              172967101      636    12810 SH       SOLE                      565             12245
DANAHER CORP DEL               COM              235851102     2341    34090 SH       SOLE                    33795               295
DELL INC                       COM              24702R101     1975    86463 SH       SOLE                    85708               755
EXXON MOBIL CORP               COM              30231G102      779    11616 SH       SOLE                                      11616
GARMIN LTD                     ORD              G37260109      314     6435 SH       SOLE                     6435
GENERAL ELECTRIC CO            COM              369604103     1043    29550 SH       SOLE                                      29550
HARLEY DAVIDSON INC            COM              412822108     2930    46699 SH       SOLE                    46049               650
JOHNSON & JOHNSON              COM              478160104     8517   131150 SH       SOLE                   130195               955
LEXMARK INTL NEW               CL A             529771107      291     5045 SH       SOLE                     5045
MCGRAW HILL COS INC            COM              580645109     3658    63040 SH       SOLE                    52395             10645
MORGAN STANLEY                 COM NEW          617446448      331     4540 SH       SOLE                                       4540
NOKIA CORP                     SPONSORED ADR    654902204    10015   508643 SH       SOLE                   472583             36060
ORACLE CORP                    COM              68389X105     4330   244105 SH       SOLE                   241215              2890
PAYCHEX INC                    COM              704326107     7085   192255 SH       SOLE                   174830             17425
PEPSICO INC                    COM              713448108    10527   161316 SH       SOLE                   151721              9595
PFIZER INC                     COM              717081103     1440    50780 SH       SOLE                    32210             18570
PROCTER & GAMBLE CO            COM              742718109      681    10992 SH       SOLE                      450             10542
SEI INVESTMENTS CO             COM              784117103     2136    38020 SH       SOLE                    37700               320
SLM CORP                       COM              78442P106     8787   169052 SH       SOLE                   167882              1170
STAPLES INC                    COM              855030102     1011    41570 SH       SOLE                    41570
WALGREEN CO                    COM              931422109     2854    64295 SH       SOLE                    49400             14895
WELLS FARGO & CO NEW           COM              949746101     9581   264803 SH       SOLE                   258443              6360
WRIGLEY WM JR CO               COM              982526105     6983   151600 SH       SOLE                   150416              1184
WYETH                          COM              983024100      202     3975 SH       SOLE                     1300              2675
ZIMMER HLDGS INC               COM              98956P102     1012    15000 SH       SOLE                                      15000